Trade and Other Receivables - Summary of Aged Analysis of Trade Receivables and Amounts Receivable in Respect of Construction Contracts at Balance Sheet Date (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 3,568	$ 3,576
Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,441	1,489
Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	1,320	1,301
Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	807	786
Not past due [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	2,437	2,404
Not past due [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	956	909
Not past due [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	958	969
Not past due [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	523	526
Less Than 60 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	904	865
Less Than 60 Days [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	396	441
Less Than 60 Days [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	310	270
Less Than 60 Days [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	198	154
60 Days or Greater but Less than 120 Days [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	156	209
60 Days or Greater but Less than 120 Days [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	65	92
60 Days or Greater but Less than 120 Days [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	32	42
60 Days or Greater but Less than 120 Days [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	59	75
120 Days or Greater [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	71	98
120 Days or Greater [member] | Americas materials [member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	24	47
120 Days or Greater [member] | Europe Materials [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	20	20
120 Days or Greater [member] | Building Products [Member]
Disclosure Of Aging Analysis Of Trade And Amounts Receivable In Respect Of Construction Contracts [line items]
Total trade receivables, net	$ 27	$ 31